Cash, Cash Equivalents, and Restricted Cash	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents, and Restricted Cash
3. CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

	December 31
	2020	2021
	US$	US$
Cash and deposits in bank	54,947	135,099
Time deposits	265,936	189,544
Repurchase agreements	22,078	35,439

Total cash and cash equivalents	342,961	360,082
Restricted cash	26,250	55,441

	369,211	415,523